Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deferred transaction costs	$ 1,806
Total	$ 1,806